Cash Flow Reconciliations (Tables)	12 Months Ended
Dec. 31, 2020
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

				Deferred
			Non-cash	financing
	Opening balance	Cash flows	items	costs, assets	Total
Borrowings outstanding as of January 1, 2018	1,541,836	—	—	—	1,541,836
Borrowings drawdowns	—	25,940	—	—	25,940
Borrowings repayments	—	(209,336)	—	—	(209,336)
Additions in deferred loan issuance costs	—	(153)	—	50	(103)
Amortization and write-off of deferred loan issuance costs (Note 12)	—	—	7,463	—	7,463
Borrowings outstanding as of December 31, 2018	1,541,836	(183,549)	7,463	50	1,365,800

Borrowings outstanding as of January 1, 2019	1,365,800	—	—	—	1,365,800
Borrowings drawdowns	—	445,000	—	—	445,000
Borrowings repayments	—	(465,195)	—	—	(465,195)
Additions in deferred loan issuance costs	—	(6,173)	(164)	(50)	(6,387)
Amortization and write-off of deferred loan issuance costs (Note 12)	—	—	6,806	—	6,806
Borrowings outstanding as of December 31, 2019	1,365,800	(26,368)	6,642	(50)	1,346,024

Borrowings outstanding as of January 1, 2020	1,346,024	—	—	—	1,346,024
Borrowings drawdowns (Note 6)	—	479,984	—	—	479,984
Borrowings repayments (Note 6)	—	(540,701)	—	—	(540,701)
Additions in deferred loan issuance costs	—	(7,362)	164	—	(7,198)
Amortization and write-off of deferred loan issuance costs (Note 12)	—	—	7,434	—	7,434
Borrowings outstanding as of December 31, 2020	1,346,024	(68,079)	7,598	—	1,285,543

Schedule of reconciliation of derivatives arising from financing activities

			Non-cash
	Opening balance	Cash flows	items	Total
Net derivative assets as of January 1, 2018	6,346	—	—	6,346
Unrealized loss on interest rate swaps held for trading (Note 17)	—	—	(833)	(833)
Unrealized loss on forward foreign exchange contracts held for trading (Note 17)	—	—	(578)	(578)
Net derivative assets as of December 31, 2018	6,346	—	(1,411)	4,935

Net derivative assets as of January 1, 2019	4,935	—	—	4,935
Unrealized loss on interest rate swaps held for trading (Note 17)	—	—	(14,381)	(14,381)
Unrealized gain on forward foreign exchange contracts held for trading (Note 17)	—	—	523	523
Net derivative liabilities as of December 31, 2019	4,935	—	(13,858)	(8,923)

Net derivative liabilities as of January 1, 2020	(8,923)	—	—	(8,923)
Proceeds from entering into interest rate swaps	—	(16,056)	—	(16,056)
Payment for interest rate swaps termination	—	13,210	—	13,210
Unrealized loss on interest rate swaps held for trading (Note 17)	—	—	(8,623)	(8,623)
Unrealized gain on forward foreign exchange contracts held for trading (Note 17)	—	—	55	55
Net derivative liabilities as of December 31, 2020	(8,923)	(2,846)	(8,568)	(20,337)